Vanguard Fixed Income Securities Funds

Supplement to the Statement of Additional Information Dated May 26, 2017

Important Text Changes to Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Investment-Grade Fund, and Vanguard Ultra-Short-Term Bond Fund

Effective immediately, all references in the Statement of Additional Information to Gregory S. Nassour are removed and revised as follows.

Statement of Additional Information Text Changes

In the Investment Advisory Services section under “II. Vanguard Long-Term Investment-Grade Fund,” the following replaces similar text under the heading “1. Other Accounts Managed” for Vanguard on page B-54:

Samuel C. Martinez co-manages a portion of Vanguard Long-Term Investment-Grade Fund; as of March 31, 2018, the Fund held assets of $16.2 billion. As of March 31, 2018, Mr. Martinez co-managed 1 other registered investment company with total assets of $3.8 billion (advisory fees not based on account performance).

Daniel Shaykevich co-manages a portion of Vanguard Long-Term Investment-Grade Fund; as of March 31, 2018, the Fund held assets of $16.2 billion. As of March 31, 2018, Mr. Shaykevich co-managed 1 other registered investment company with total assets of $84.1 million (advisory fees not based on account performance).

Within the same section, the following replaces similar text under the heading “4. Ownership of Securities” for Vanguard on page B-55:

As of March 31, 2018, Mr. Martinez did not own any shares of Vanguard Long-Term Investment-Grade Fund. As of March 31, 2018, Mr. Shaykevich owned shares of Vanguard Long-Term Investment-Grade Fund within the $1–$10,000 range.

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Also in the Investment Advisory Services section, the following replaces similar text for Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Investment-Grade Fund, and Vanguard Intermediate-Term Investment-Grade Fund under the heading “1. Other Accounts Managed” on page B-56:

Samuel C. Martinez co-manages Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Investment-Grade Fund, and Vanguard Intermediate-Term Investment-Grade Fund; as of March 31, 2018, the Funds collectively held assets of $95 billion.

Daniel Shaykevich co-manages Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Investment-Grade Fund, and Vanguard Intermediate-Term Investment-Grade Fund; as of March 31, 2018, the Funds collectively held assets of $95 billion. As of March 31, 2018, Mr. Shaykevich co-managed 1 other registered investment company with total assets of $84.1 million (advisory fees not based on account performance).

Within the same section, the following sentence is added under the heading “4. Ownership of Securities” on page B-56:

As of March 31, 2018, Mr. Martinez did not own any shares of the Funds he managed. As of March 31, 2018, Mr. Shaykevich owned shares of Vanguard Short-Term Investment-Grade Fund within the $10,001–$50,000 range.

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Vanguard Marketing Corporation, Distributor.

SAI 28A 042018